CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends	$ 0.185	$ 0.22	$ 0.30